Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 13:	RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands

Fees related to service providers	31	30	30